Research and Development Expenses - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Research and Development Expenses
Research and development expenses	$ 95,256	$ 144,633
Collaborative arrangements
Research and Development Expenses
Research and development expenses	$ 4,100	$ 8,100